Expense Example {- Templeton Developing Markets VIP Fund} - FTVIP Class 4-59 - Templeton Developing Markets VIP Fund - Class 4	Nov. 09, 2020 USD ($)
Expense Example:
1 year	$ 154
3 years	477
5 years	824
10 years	$ 1,802